Schedule of Investments (unaudited) October 31, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 127.6%

Corporate(a) — 14.3%
California Community Choice Financing Authority, RB 5.00%, 07/01/53	$12,000	$11,965,595
5.00%, 12/01/53	9,390	9,337,029
5.50%, 10/01/54	10,000	10,301,249
Series A-1, 4.00%, 05/01/53	14,950	14,257,987
Series C, 5.25%, 01/01/54	4,135	4,046,714

		49,908,574

County/City/Special District/School District — 28.8%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	1,420	1,464,020
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	469,407
Chabot-Las Positas Community College District, GO, Series C, 5.25%, 08/01/48(b)	6,925	7,261,530
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	9,210	8,268,509
City & County of San Francisco California, GO, Series 2020, Class D-1, 4.00%, 06/15/46	2,500	2,263,311
City & County of San Francisco California, Refunding COP, Class A, 4.00%, 04/01/40	6,635	6,282,259
Corona-Norco Unified School District, GO Series C, 4.00%, 08/01/49	3,000	2,599,343
Series B, Election 2014, 5.00%, 08/01/47	5,000	5,078,976
Dublin Unified School District, GO Series B, 4.00%, 08/01/44	4,970	4,518,615
Series B, 4.00%, 08/01/45	6,625	5,977,725
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	2,500	2,167,787
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,181,670
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	4,581,091
Hartnell Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	2,995	2,621,532
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	7,118,443
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	1,806,566
Municipal Improvement Corp of Los Angeles, Refunding RB, Series B, 4.00%, 11/01/34	3,530	3,426,461
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,768,016
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,429,229
Peralta Community College District, GO, Series B, 5.25%, 08/01/37	1,000	1,088,422
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,095,993
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/46	2,000	2,038,031
San Diego Unified School District, GO 5.00%, 07/01/48	5,000	5,177,380
Series D2, 4.00%, 07/01/50	3,000	2,696,136
Series L, 4.00%, 07/01/44	4,035	3,709,936

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	$3,740	$3,308,267
San Lorenzo Unified School District, GO, 4.00%, 08/01/41	345	316,031
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	4,670,872
West Valley-Mission Community College District, GO, Series A, AMT, 4.00%, 08/01/44	4,000	3,700,616

		100,086,174

Education — 4.2%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	540	476,905
California Municipal Finance Authority, Refunding RB(c) 5.00%, 08/01/39	425	371,891
5.00%, 08/01/48	510	406,806
California School Finance Authority, RB(c)
Series A, 4.00%, 06/01/41	600	449,653
Series A, 5.00%, 06/01/58	2,120	1,652,443
California School Finance Authority, Refunding RB(c) 5.50%, 08/01/43	130	120,799
5.50%, 08/01/47	125	113,845
Hastings Campus Housing Finance Authority, RB(c) Series A, 5.00%, 07/01/45	355	299,383
Series A, 5.00%, 07/01/61	3,000	2,334,770
University of California, RB, Series AV, 5.00%, 05/15/47	8,440	8,572,095

		14,798,590

Health — 20.0%
California Health Facilities Financing Authority, RB 5.00%, 11/15/42	1,000	988,630
Series A, 5.00%, 11/15/48	6,190	6,106,544
California Health Facilities Financing Authority, Refunding RB Class A, 5.00%, 08/15/51	5,000	5,091,973
Series A, 4.00%, 04/01/38	3,550	3,180,777
Series A, 4.00%, 08/15/40	1,350	1,238,071
Series A, 4.00%, 11/15/40	2,450	2,251,406
Series A, 4.00%, 04/01/44	7,310	6,182,956
Series A, 4.00%, 04/01/45	7,110	5,962,310
Series A, 4.00%, 08/15/48	9,895	8,518,499
Series A, 5.00%, 11/15/48	7,150	7,053,600
Series A-2, 4.00%, 11/01/44	9,380	8,399,635
California Public Finance Authority, RB, Series A, 4.00%, 07/15/42	1,785	1,596,822
California Public Finance Authority, Refunding RB, Series A, 4.00%, 08/01/47	1,000	876,307
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,767,425
Regents of the University of California Medical Center Pooled Revenue, RB Series P, 4.00%, 05/15/43	9,095	8,279,188
Series P, 5.00%, 05/15/47	2,000	2,033,700

		69,527,843

Housing — 1.2%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 02/01/50(c)	375	257,092
California Housing Finance Agency, RB, M/F Housing, Series A, AMT, 4.25%, 01/15/35	1	631

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)

CMFA Special Finance Agency VII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	$340	$201,568
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	1,050	608,029
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(c)	750	427,230
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 10/01/56	345	259,779
4.00%, 12/01/56	265	167,239
4.00%, 05/01/57	1,840	1,122,214
Series A, 3.00%, 09/01/56	480	285,851
Series A-2, 3.00%, 02/01/57	525	324,747
Series B, Sub Lien, 4.00%, 12/01/59	1,095	649,137

		4,303,517

State — 2.0%
California State Public Works Board, RB Series B, 4.00%, 05/01/39	1,560	1,448,038
Series D, 5.00%, 11/01/46	340	346,592
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	5,000	5,006,697

		6,801,327

Tobacco — 5.2%
California County Tobacco Securitization Agency, Refunding RB Series A, 4.00%, 06/01/49	1,745	1,393,769
Series B-1, Subordinate, 5.00%, 06/01/49	600	580,284
California County Tobacco Securitization Agency, Refunding RB, CAB(d) 0.00%, 06/01/55	2,425	384,253
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	250,628
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	10,655	10,435,498
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	1,625	133,812
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,000	4,862,941

		18,041,185

Transportation — 35.4%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/37	7,600	7,140,379
City of Long Beach California Harbor Revenue, ARB Series C, 5.00%, 05/15/47	1,480	1,493,502
Series A, AMT, 5.00%, 05/15/40	5,000	5,019,545
Series A, AMT, 5.00%, 05/15/44	2,500	2,572,271
City of Los Angeles Department of Airports, ARB AMT, 4.00%, 05/15/44	960	811,336
AMT, 5.25%, 05/15/47	3,900	3,873,845
Series A, AMT, 5.25%, 05/15/48	1,990	1,994,271
Series B, AMT, 5.00%, 05/15/41	6,000	5,823,098
Series B, AMT, 5.00%, 05/15/46	7,860	7,486,395
City of Los Angeles Department of Airports, RB, 5.50%, 05/15/40	3,490	3,638,372
City of Los Angeles Department of Airports, Refunding ARB AMT, 5.50%, 05/15/47	4,250	4,383,750

Security	Par (000)	Value

Transportation (continued)

City of Los Angeles Department of Airports, Refunding ARB (continued) Series A, AMT, 5.00%, 05/15/40	$4,450	$4,477,313
Series A, AMT, Subordinate, 5.00%, 05/15/37	4,800	4,865,991
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	990,984
Norman Y Mineta San Jose International Airport SJC, Refunding RB Series A, AMT, 5.00%, 03/01/37	1,280	1,274,573
Series A, AMT, 5.00%, 03/01/41	2,000	1,939,087
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	12,795	12,590,850
Port of Los Angeles, Refunding RB Series B, 4.00%, 08/01/35	2,685	2,694,770
Series C, 4.00%, 08/01/39	5,495	5,249,462
San Diego County Regional Airport Authority, ARB, 5.00%, 07/01/48	6,445	6,144,252
San Diego County Regional Airport Authority, Refunding ARB, Series B, AMT, Subordinate, 5.00%, 07/01/34	2,000	2,029,916
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series C, 5.75%, 05/01/48(b)	4,600	4,775,222
Series A, AMT, 5.00%, 05/01/40	850	818,939
Series A, AMT, 5.00%, 05/01/47	16,735	16,114,489
Series A, AMT, 5.00%, 05/01/49	5,000	4,801,299
Series B, AMT, 5.00%, 05/01/41	3,365	3,315,905
Series D, AMT, 5.00%, 05/01/43	6,130	5,914,538
Series E, AMT, 5.00%, 05/01/45	1,000	964,050

		123,198,404

Utilities — 16.5%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	4,000	3,455,439
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,377,417
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	1,730	1,560,141
Los Angeles Department of Water & Power Water System Revenue, RB, Series A, 5.00%, 07/01/43	7,015	7,186,737
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	7,000	7,204,755
Mountain House Public Financing Authority, RB, Series A, (BAM), 4.00%, 12/01/45	2,720	2,338,438
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,036,990
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	28,000	25,008,818
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	8,000	7,196,466

		57,365,201

Total Municipal Bonds in California		444,030,815

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 3.9%

State — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,845	$2,399,921
Series A-1, Restructured, 5.00%, 07/01/58	8,279	7,174,858
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,118,267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	8,577	2,120,135

Total Municipal Bonds in Puerto Rico		13,813,181

Total Municipal Bonds — 131.5%
(Cost: $481,999,150)		457,843,996

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 20.2%

County/City/Special District/School District — 9.3%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47(a)	10,000	10,258,744
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/44(a)	11,200	11,478,416
Los Angeles Unified School District, GO, Series QRR, 5.25%, 07/01/47	10,000	10,524,068

		32,261,228

Health — 4.6%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47(a)	15,620	15,883,195

Utilities(a) — 6.3%
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/42	10,670	10,814,270
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/49	12,790	11,213,990

		22,028,260

Total Municipal Bonds in California		70,172,683

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.2%
(Cost: $74,283,414)		70,172,683

Total Long-Term Investments — 151.7%
(Cost: $556,282,564)		528,016,679

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.92%(f)(g)	33,422,643	$33,399,248

Total Short-Term Securities — 9.6%
(Cost: $33,397,052)		33,399,248

Total Investments — 161.3%
(Cost: $589,679,616)		561,415,927
Liabilities in Excess of Other Assets — (1.9)%		(6,625,615)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.2)%		(35,429,060)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.2)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$348,061,252

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock California Municipal Income Trust (BFZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$3,025,616	$30,372,457	(a)	$—	$(424)	$1,599	$33,399,248	33,422,643	$95,376	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	94	12/19/23	$9,967	$57,039
U.S. Long Bond	135	12/19/23	14,707	207,866
5-Year U.S. Treasury Note	80	12/29/23	8,356	(4,731)

				$260,174

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$457,843,996	$—	$457,843,996
Municipal Bonds Transferred to Tender Option Bond Trusts	—	70,172,683	—	70,172,683

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$33,399,248	$—	$—	$33,399,248

	$33,399,248	$528,016,679	$—	$561,415,927

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$264,905	$—	$—	$264,905
Liabilities
Interest Rate Contracts	(4,731)	—	—	(4,731)

	$260,174	$—	$—	$260,174

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(35,140,000)	$—	$(35,140,000)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(206,440,000)	$—	$(206,440,000)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

SAB	Special Assessment Bonds

5